OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS, NET
Schedule of other non-current assets, net

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deposits for rental(1)	117,506	96,796	14,835
Prepayments for equipment, net(2)	100,957	25,718	3,941
Land use rights, net(3)	38,896	38,754	5,939
Prepaid Leasehold improvements	—	8,734	1,339

	257,359	170,002	26,054
(1)

Deposits for rental is net of impairment of RMB34,138 and RMB7,083 (US$1,086) as of December 31, 2019 and 2020, respectively, for the prepaid rental deposits in the asset group related to the underperforming or planned closed self-operating stores (See Note 2(m)).

(2)

Prepayment for equipment is net of impairment of RMB1,069 and nil as of December 31, 2019 and 2020 for the prepayment to Luckin Coffee EXPRESS in connection with the first generation Luckin Coffee EXPRESS machines prepaid in 2019 for trial operation and launching in early 2020 (See Note 8 and Note 2(m)).

(3)

Land use rights represent repayments to the local government authorities for use of lands for 50 years from year 2019, net of accumulated amortization. The land use rights are amortized on a straight-line basis with amortization of nil, RMB170 and RMB142 (US$22) for the years ended December 31, 2018, 2019 and 2020, respectively. The land use rights are net of impairment of RMB4,185 and RMB4,185 (US$641) as of December 31, 2019 and 2020 respectively related to land use rights in Tongan city, Fujian province and Tianjin, which were subsequently returned to local government in connection with the impairment of RMB1,090 and nil as of December 31, 2019 and 2020 respectively relating to prepayments for the cancellation of the constructing coffee bean roasting factories in Tongan and Tianjin (See Note 2(m)).